Note 2 - Summary of Significant Accounting Policies - Net Income Per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2025		Dec. 31, 2024
Weighted-Average Shares Outstanding, Basic (in shares)	100	100		100
Weighted-Average Shares Outstanding, Diluted (in shares)	100	100		100
Basic net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)		$ (1,380,619.44)
Diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)		$ (1,380,619.44)
Archimedes Tech SPAC Partners II Co | Redeemable Ordinary Shares [Member]
Allocation of net income (loss)		$ (106,296,627)	$ 1,833,298	$ (104,971,502)	$ 2,597,582			$ 6,071,015
Allocation of net income, diluted		$ (106,296,627)	$ 1,833,298	$ (104,971,502)	$ 2,578,685			$ 6,051,450
Weighted-Average Shares Outstanding, Basic (in shares)		23,000,000	23,000,000	23,000,000	17,535,912	0		20,290,411
Weighted-Average Shares Outstanding, Diluted (in shares)		23,000,000	23,000,000	23,000,000	17,535,912			20,290,411
Basic net loss per share of common stock (in dollars per share)		$ (4.62)	$ 0.08	$ (4.56)	$ 0.15	$ 0		$ 0.3
Diluted net loss per share of common stock (in dollars per share)		$ (4.62)	$ 0.08	$ (4.56)	$ 0.15			$ 0.3
Archimedes Tech SPAC Partners II Co | Non-redeemable Ordinary Shares [Member]
Allocation of net income (loss)		$ (30,456,295)	$ 525,280	$ (30,076,617)	$ 920,219			$ 1,915,723		$ (78,700)
Allocation of net income, diluted		$ (30,456,295)	$ 525,280	$ (30,076,617)	$ 939,116			$ 1,935,288		$ (78,700)
Weighted-Average Shares Outstanding, Basic (in shares)		6,590,000	6,590,000	6,590,000	6,212,265	5,000,000	[1]	6,402,685	[1]	5,000,000
Weighted-Average Shares Outstanding, Diluted (in shares)		6,590,000	6,590,000	6,590,000	6,386,298	5,000,000	[1]	6,488,986	[1]	5,000,000
Basic net loss per share of common stock (in dollars per share)		$ (4.62)	$ 0.08	$ (4.56)	$ 0.15	$ (0.02)		$ 0.3		$ (0.02)
Diluted net loss per share of common stock (in dollars per share)		$ (4.62)	$ 0.08	$ (4.56)	$ 0.15	$ (0.02)		$ 0.3		$ (0.02)

[1]	Prior to the Company’s Initial Public Offering, the ordinary shares excluded an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.